Borrowings - Schedule of borrowings by denominated currency (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 180,415	€ 176,847
Borrowings denominated in EUR
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	3,592	3,581
Borrowings denominated in USD
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 176,824	€ 173,266